Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted	$ (1.02)	$ (3.28)	$ (2.24)	$ (7.50)	$ (8.59)	$ (23.62)
Diluted	3,749	1,305	3,301	1,215	1,814	801